Property, Equipment and Software, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 1,533,653	$ 219,253	¥ 1,739,137	¥ 2,263,622
Construction in progress			13,441,292
Aggregate carrying amount	58,740,213		58,636,329		$ 8,397,577
Building and construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	13,027,027				1,862,361
Internal use [Member]
Property, Plant and Equipment [Line Items]
Aggregate carrying amount	¥ 14,157,888		¥ 13,981,477		$ 2,024,030